UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust
(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260 (registrant’s Telephone Number) December 31 Date of Fiscal Year End December 31, 2006 Date of Reporting Period

Item 1. Reports to Stockholders

A n n u a l  R e p o r t  D e c e m b e r  3 1 , 2 0 0 6

EATON VANCE CAPITAL & INCOME STRATEGIES FUND

IMPORTANT NOTICES REGARDING PRIVACY
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.
  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.
  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.
  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Capital & Income Strategies Fund  a s  o f  D e c e m b e r  3 1, 2 0 0 6

The Fund

• The Fund’s objective is to seek total return. The Fund is structured as a “fund-of-funds” and, accordingly, pursues its objective primarily by investing its assets in  three diversified portfolios managed by Eaton Vance Management or its affiliates.

• The Fund commenced operations on December 29, 2006. The Fund had no investment activity during the period from December 29, 2006 through December 31, 2006. As a result, management has no statement on performance, or market and economic conditions dur- ing the period.

1

Eaton Vance Capital & Income Strategies Fund as of December 31, 2006

FINANCIAL STATEMENTS
Statement of Assets and Liabilities

Assets

Receivable for Fund shares sold	$ 500,000
Unamortized offering costs	2,070
Receivable from the Administrator	3,767

Total assets	$ 505,837

Liabilities

Estimated offering costs payable	$ 2,070
Accrued expenses	3,767

Total liabilities	$ 5,837

Net Assets	$ 500,000

Sources of Net Assets

Paid-in capital	$ 500,000

Total	$ 500,000

Class A Shares

Net Assets	$ 480,000
Shares Outstanding	48,000
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$ 10.00
Maximum Offering Price Per Share
(100 ÷ 94.25 of $10.00)	$ 10.61

Class C Shares

Net Assets	$ 10,000
Shares Outstanding	1,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$ 10.00

Class I Shares

Net Assets	$ 10,000
Shares Outstanding	1,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$ 10.00

On sales of $50,000 or more, the offering price of Class A is reduced.

See notes to financial statements 2

Eaton Vance Capital & Income Strategies Fund as of December 31, 2006
FINANCIAL STATEMENTS CONT'D
Statement of Operations
For the Period Ended December 31, 2006 (1)

Investment Income

Total investment income	$ --

Expenses

Administration fee	$ 6
Distribution and service fees
Class A	10
Class C	1
Legal and accounting services	3,700
Registration fees	50

Total expenses	$ 3,767

Deduct --
Reduction of distribution and service fees	$ 11
Reduction of administration fee	6
Waiver and reimbursement of expenses by the Administrator	3,750

Total expense reductions	$3,767

Net expenses	$ --

Net investment income	$ --

Realized and Unrealized Gain (Loss)

Net realized gain	$ --

Net change in unrealized appreciation (depreciation)	$ --

Net realized and unrealized gain	$ --

Net increase in net assets from operations	$ --

(1) For the period from the start of business, December 29, 2006

See notes to financial statements 3

Eaton Vance Capital & Income Strategies Fund as of December 31, 2006
FINANCIAL STATEMENTS CONT'D
Statement of Changes in Net Assets

Period Ended
Increase (Decrease) in Net Assets	12/31/2006 (1)

From operations --
Net investment income	$--
Net realized gain (loss) on investments and foreign currency transactions	--
Net change in unrealized appreciation (depreciation) from investments	--

Net increase in net assets from operations	$--

Transactions in shares of beneficial interest --
Proceeds from sale of shares
Class A	$480,000
Class B	10,000
Class C	10,000

Net increase in net assets from Fund share transactions	$500,000

Net increase in net assets	$500,000

Net Assets

At beginning of year	$--

At end of year	$500,000

(1) For the period from the start of business, December 29, 2006.

See notes to financial statements 4

Eaton Vance Capital & Income Strategies Fund	as of December 31, 2006
FINANCIAL STATEMENTS CONT'D
Financial Highlights

		Class A

		Period Ended December 31,

		2006 (3)

Net asset value -- Beginning of period		$10.000

Income (loss) from operations

Net investment income (loss) (1)		$--
Net realized and unrealized gain (loss)		--

Total income (loss) from operations		$--

Less distributions

From net investment income		$--
From net realized gain		$--

Total distributions		$--

Net asset value -- End of period		$10.000

Total Return (2)		0.0%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)		$480
Ratios (As a percentage of average daily net assets):

Expenses before custodian fee reduction (4)		0.0%
Expenses after custodian fee reduction (4)		0.0%
Net investment income (loss)		0.0%
Portfolio Turnover		0.0%

(1)	Net investment income (loss) per share was computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses had not been reduced during the periods shown.

(3)	Class A commenced operations on December 29, 2006.

(4)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, and the administrator subsidized certain operating expenses (equal to 0.75% of average daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006).

See notes to financial statements

5

Eaton Vance Capital & Income Strategies Fund	as of December 31, 2006
FINANCIAL STATEMENTS CONT'D
Financial Highlights

		Class C

		Period Ended December 31,

		2006 (3)

Net asset value -- Beginning of period		$10.000

Income (loss) from operations

Net investment income (loss) (1)		$--
Net realized and unrealized gain (loss)		--

Total income (loss) from operations		$--

Less distributions

From net investment income		$--
From net realized gain		$--

Total distributions		$--

Net asset value -- End of period		$10.000

Total Return (2)		0.0%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)		$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction (4)		0.0%
Expenses after custodian fee reduction (4)		0.0%
Net investment income (loss)		0.0%
Portfolio Turnover		0.0%

(1)	Net investment income (loss) per share was computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses had not been reduced during the periods shown.

(3)	Class A commenced operations on December 29, 2006.

(4)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, and the administrator subsidized certain operating expenses (equal to 0.76% of average daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006).

See notes to financial statements

6

Eaton Vance Capital & Income Strategies Fund	as of December 31, 2006
FINANCIAL STATEMENTS CONT'D
Financial Highlights

		Class I

		Period Ended December 31,

		2006 (3)

Net asset value -- Beginning of period		$10.000

Income (loss) from operations

Net investment income (loss) (1)		$--
Net realized and unrealized gain (loss)		--

Total income (loss) from operations		$--

Less distributions

From net investment income		$--
From net realized gain		$--

Total distributions		$--

Net asset value -- End of period		$10.000

Total Return (2)		0.0%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)		$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction (4)		0.0%
Expenses after custodian fee reduction (4)		0.0%
Net investment income (loss)		0.0%
Portfolio Turnover		0.0%

(1)	Net investment income (loss) per share was computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses had not been reduced during the periods shown.

(3)	Class A commenced operations on December 29, 2006.

(4)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, and the administrator subsidized certain operating expenses (equal to 0.75% of average daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006).

See notes to financial statements

7

Eaton Vance Capital & Income Strategies Fund a s o f D e c e m b e r 3 1 , 2 0 0 6
N O T E S T O F I N A N C I A L S T A T E M E N T S

1Significant Accounting Policies

Eaton Vance Capital & Income Strategies Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust) and commenced operations on December 29, 2006. The Fund has had no operations other than those related to organizational matters and the initial contribution of $500,000 to the Fund on December 29, 2006. The Fund’s outstanding shares are owned by Eaton Vance Management (EVM). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charged imposed at the time of purchase. Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and other class-specific expenses. The Fund intends to invest all of its investable assets in interests in the following three Portfolios: Boston Income Portfolio, Utilities Portfolio and Large-Cap Value Portfolio (the Portfolios), which are New York trusts. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The performance of the Fund is directly effected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations — Boston Income Portfolio’s valuation policies are as follows: Investments listed on securities exchanges or on the NASDAQ Global Market are generally valued at the official NASDAQ closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Large Cap Value and Utilities Portfolios’ valuation policies are as follows: Securities listed on a U.S .securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing

8

service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B Income —The Fund’s net investment income or loss consists of the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

The Fund has had no operations other than those related to offering matters and the initial capital contribution of $500,000 to the Fund on December 29, 2006. At December 31, 2006, estimated offering fees are $2,070. Offering fees are deferred and amortized over time.

E Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against the personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

9

2Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution quarterly of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended
December 31, 2006 (1)

Sales	48,000

Net Increase	48,000

Class C	Period Ended
December 31, 2006 (1)

Sales	1,000

Net Increase	1,000

Class I	Period Ended
December 31, 2006 (1)

Sales	1,000

Net Increase	1,000

(1) Class A, Class C, and Class I commenced operations on December 29, 2006

4 Investment Adviser Fee and Other Transactions with Affiliates

An investment adviser fee is earned EVM, as compensation for management and investment advisory services on those assets that are invested directly in securities by the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.65% (annualized) of average daily net assets of the Fund up to $500 million that are invested directly in securities. On net assets of $500 million and over that are invested directly in securities, the annual fee is reduced. The Fund earned $0 in advisory fees paid directly by the Fund for the period from the start of business, December 29, 2006 to December 31, 2006. The Portfolios have engaged Boston Management and Research (BMR) to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, December 29, 2006 to December 31, 2006, the administration fee amounted to $6, which was waived by the administrator. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the period from the start of business, December 29, 2006 to December 31, 2006, EVM received $0 in sub-transfer agent fees.

10

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended December 31, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

[5] Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund’s average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period from the start of business, December 29, 2006 to December 31, 2006 amounted to $10 for Class A shares, which was waived by EVD. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund’s average daily net assets attributable Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. Distribution fees paid or accrued for the period from the start of business, December 29, 2006 to December 31, 2006 amounted to $1 for Class C shares, which was waived by EVD. At December 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was $0 for Class C shares. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the period ended December 31, 2006 amounted to less than $1 for Class C shares, which was waived by EVD.

[6] Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM, or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSC assessed on Class C shares when no Uncovered Distribution Charges exist will be credited to the Fund. EVD did not receive any CDSC paid by shareholders for Class A and Class C shares for the period from the start of business, December 29, 2006 to December 31, 2006.

7 Investment Transactions

Increases and decreases in the Fund’s investment in the Portfolios aggregated $0 and $0, respectively, for the period from the start of business, December 29, 2006 to December 31, 2006.

11

8Recently Issued Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 (‘‘FIN 48’’), as required. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce the Fund's net assets. Management has concluded that as of December 31, 2006, there are no uncertain tax positions.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (“FAS 157”) “Fair Value Measurements”. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

12

Report of Independent Registered Public Accounting Firm

To the Shareholder and Trustees of

Eaton Vance Capital & Income Strategies Fund

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Capital & Income Strategies Fund, a series of Eaton Vance Special Investment Trust (the "Fund") at December 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 29, 2006 (commencement of operations) through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts February 16, 2007

13

Eaton Vance Capital & Income Strategies Fund Board of Trustees’ Annual Approval of the Investment Advisory Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on November 13, 2006, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement, of the Eaton Vance Capital & Income Strategies Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board noted that the Fund is structured as a fund-of-funds, and will invest principally in the Boston Income Portfolio, the Large-Cap Value Portfolio, and the Utilities Portfolio (the “Underlying Funds”) in roughly equal proportions, although it has the authority to invest directly in other securities if desired. Each of the Underlying Funds is advised by Boston Management and Research (“BMR”), an affiliate of the Adviser. The Board reviewed information furnished for the November 2006 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds, including the Underlying Funds. Such information included, among other things, the following:

Information about Fees, Underlying Fund Performance and Expenses

  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
  An independent report comparing the investment performance of the Underlying Funds to the investment performance of comparable funds over various time periods;
  Data regarding investment performance of the Underlying Funds in comparison to relevant peer groups of funds and appropriate indices;
  Comparative information concerning fees charged by the Adviser and BMR for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund and the Underlying Funds, and concerning fees charged by other advisers for managing funds similar to the Fund and the Underlying Funds;

Information about Portfolio Management

  Descriptions of the investment management services to be provided to the Fund and the Underlying Funds, including the investment strategies and processes to be employed;
  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, in the event the Fund chooses to invest directly, and by BMR for the Underlying Funds, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s and the Underlying Funds’ brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;

14

  The procedures and processes to be used to determine the fair value of Fund and Underlying Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and BMR

  Reports detailing the financial results and condition of the Adviser and BMR;
  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and the Underlying Funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
  Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
  Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator) and BMR; and
  The terms of the advisory agreement of the Fund and of the Underlying Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund and to the Underlying Funds by the Adviser and BMR.

The Board considered the Adviser’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds and by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Underlying Funds and the Fund. The Board noted the Adviser’s and BMR’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior

15

management. The Board further noted that the Adviser would be responsible for periodic rebalancing of assets among the Underlying Funds and, potentially, other assets.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record. However, the Board had previously reviewed comparative performance data for the Underlying Funds in connection with the annual review of the advisory contracts for the Underlying Funds that last concluded in April of 2006 and will be reviewing performance of the Underlying Funds in connection with the annual advisory contract review for those Funds. The Board concluded that it would be appropriate to consider the performance of the Underlying Funds as part of the upcoming contract review process.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative services fee rates, to be payable by the Fund, directly or indirectly through the Underlying Funds (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated expense ratio for a one-year period. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests in directly, the advisory fee would approximate the fee to be earned on the expected allocation among the Underlying Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and BMR, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their

16

total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

17

Eaton Vance Capital & Income Strategies Fund Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust), Boston Income Portfolio (BIP), Large-Cap Value Portfolio (LCVP) and Utilities Portfolio (UP) (the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc. and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of
	Position(s)			Portfolios in
	with the	Term of		Fund	Other
Name and	Trust and	Office and	Principal Occupation(s)	Complex	Directorships
Date of Birth	Portfolios	Length of	During Past Five Years	Overseen By	Held
		Service		Trustee(1)

Interested Trustee

James B.	Trustee of	Trustee of	Chairman and Chief	170	Director of
Hawkes	the Trust	the Trust	Executive Officer of		EVC
11/9/41	and	since 1989;	EVC, BMR, EVM and
	Portfolios	of GP and	EV; Director of EV;
	and	LCVP	Vice President and
	President of	since 1992;	Director of EVD.
	SMIDP	of SCGP	Trustee and/or officer
		since 2000;	of 170 registered
		of SMIDP	investment companies
		since 2001;	in the Eaton Vance
		of LCGP	Fund Complex. Mr.
		since 2002	Hawkes is an interested
		and of IEP	person because of his
		since 2006.	positions with BMR,
		President of	EVM, EVC and EV,
		SMIDP	which are affiliates of
		since 2001.	the Trust and
Portfolios.

18

Number of
	Position(s)			Portfolios in
	with the	Term of		Fund	Other
Name and	Trust and	Office and	Principal Occupation(s)	Complex	Directorships
Date of Birth	Portfolios	Length of	During Past Five Years	Overseen By	Held
		Service		Trustee(1)

Noninterested Trustee(s)

Benjamin C.	Trustee	Since 2005	Roy and Elizabeth	170	None
Esty		(except	Simmons Professor
1/2/63		since 2006	Business
		for IEP)	Administration,
Harvard University
Graduate School of
Business
Administration (since
2003). Formerly,
Associate Professor,
Harvard University
Graduate School of
Business
Administration (2000-
2003).

Samuel L.	Trustee and	Trustee of	Jacob H. Schiff Professor	170	Director of
Hayes, III	Chairman	the Trust	of Investment Banking		Tiffany & Co.
2/23/35	of the	since 1989;	Emeritus, Harvard		(specialty
	Board	of LCVP	University Graduate		retailer)
		since 1992;	School of Business
		of GP since	Administration. Director
		1993; of	of Yakima Products, Inc.
		SCGP since	(manufacturer of
		2000; of	automotive accessories)
		SMIDP	(since 2001) and Director
		since 2001;	of Telect, Inc.
		of LCGP	(telecommunications
		since 2002;	services company).
of IEP since
2006 and
Chairman of
the Board
since 2005

19

Number of
	Position(s)			Portfolios
	with the	Term of		in Fund	Other
Name and Date	Trust and	Office and	Principal Occupation(s)	Complex	Directorships
of Birth	Portfolios	Length of	During Past Five Years	Overseen	Held
		Service		By
Trustee(1)

Noninterested Trustees (continued)

William H.	Trustee	Since 2003	Vice Chairman,	170	None
Park		(except	Commercial Industrial
9/19/47		since 2006	Finance Corp. (specialty
		for IEP)	finance company) (since
2006). Formerly,
President and Chief
Executive Officer, Prizm
Capital Management, LLC
(investment management
firm) (2002-2005).
Formerly, Executive Vice
President and Chief
Financial Officer, United
Asset Management
Corporation (a holding
company owning
institutional investment
management firms) (1982-
2001).

Ronald A.	Trustee	Since 2003	Professor of Law,	170	None
Pearlman		(except	Georgetown University
7/10/40		since 2006	Law Center
for EIP)

Norton H.	Trustee	Trustee of	President, Chief Executive	170	None
Reamer		the Trust	Officer and a Director of
9/21/35		since 1989;	Asset Management Finance
		of LCVP	Corp. (a specialty finance
		since 1993;	company serving the
		of GP since	investment management
		1995; of	industry) (since October
		SCGP since	2003). President, Unicorn
		2000; of	Corporation (an investment
		SMIDP	and financial advisory
		since 2001;	services company) (since
		of LCGP	September 2000). Formerly,
		since 2002	Chairman and Chief
		and of IEP	Operating Officer, Hellman,
		since 2006	Jordan Management Co., Inc.
(an investment management
company) (2000-2003).
Formerly, Advisory Director
of Berkshire Capital
Corporation (investment
banking firm) (2002-2003).

20

Number of
	Position(s)			Portfolios in
	with the	Term of		Fund	Other
Name and	Trust and	Office and	Principal Occupation(s)	Complex	Directorships
Date of Birth	Portfolios	Length of	During Past Five Years	Overseen By	Held
		Service		Trustee(1)

Noninterested Trustees (continued)

Lynn A. Stout	Trustee	Trustee of	Professor of Law,	170	None
9/14/57		the Trust,	University of California at
		GP and	Los Angeles School of
		LCVP since	Law.
1998; of
SCGP since
2000; of
SMIDP
since 2001;
of LCGP
since 2002
and of IEP
since 2006

Ralph F. Verni	Trustee	Since 2005	Consultant and private	170	None
1/26/43		(except	investor.
since 2006
for IEP)

Principal Officers who are not Trustees
	Position(s) with		Term of Office
Name and Date of	the Trust and		and Length of	Principal Occupation(s) During Past
Birth	Portfolios		Service	Five Years

Thomas E. Faust Jr.	President of the	Since 2002		President of EVC, EVM, BMR and EV
5/31/58	Trust			and Director of EVC. Chief Investment
Officer of EVC, EVM and BMR. Officer
of 71 registered investment companies and
5 private investment companies managed
by EVM or BMR.

J. Scott Craig	Vice President of	Since 2006		Vice President of EVM and BMR since
3/15/63	the Trust			January 2005. Previously, he was Director
– Real Estate Equities and REIT Portfolio
Manager at The Northwestern Mutual Life
Insurance Company (1992-2004). Officer
of 15 registered investment companies
managed by EVM or BMR.

Gregory R. Greene	Vice President of	Since 2006		Managing Director of Fox. Officer of 16 registered investment companies managed by EVM or BMR.
11/13/66	the Trust

Thomas P. Huggins	Vice President of	Since 2001		Vice President of EVM and BMR. Officer
3/7/66	BIP			of 4 registered investment companies
managed by EVM or BMR.

21

	Position(s) with	Term of Office
Name and Date of	the Trust and	and Length of	Principal Occupation(s) During Past
Birth	Portfolios	Service	Five Years

Principal Officers who are not Trustees (continued)

Elizabeth S.	Vice President of	Since 2006	Vice President of EVM and BMR. Officer
Kenyon	the Trust		of 17 registered investment companies
9/8/59			managed by EVM or BMR.

Duke E. Laflamme	Vice President of	Since 2001	Vice President of EVM and BMR. Officer
7/8/69	the Trust		of 16 registered investment companies
managed by EVM or BMR.

Thomas H. Luster	Vice President of	Since 2002	Vice President of EVM and BMR. Officer
4/8/62	the Trust		of 45 registered investment companies
managed by EVM or BMR.

Michael R. Mach	Vice President of	Vice President of	Vice President of EVM and BMR. Officer
7/15/47	the Trust and	the Trust since	of 51 registered investment companies
	LCVP	2006 and of	managed by EVM or BMR.
LCVP since 1999

Robert J. Milmore	Vice President of	Since 2006	Assistant Vice President of Fox.
4/3/69	the Trust		Previously, Manager of International
Treasury of Cendant Corporation (2001-
2005). Officer of 16 registered investment
companies managed by EVM or BMR.

Duncan W.	Vice President of	Vice President of	Executive Vice President and Chief Equity
Richardson	the Trust and	the Trust since	Investment Officer of EVC, EVM and
10/26/57	President of	2006 and	BMR. Officer of 71 registered investment
	LCVP and UP	President of	companies managed by EVM or BMR.
LCVP and UP
since 2002

Judith A. Saryan	Vice President of	Vice President of	Vice President of EVM and BMR. Officer
8/21/54	the Trust and UP	the Trust since	of 50 registered investment companies
		2006 and of UP	managed by EVM or BMR.
since 1999

Michael W.	Vice President of	Vice President of	Vice President of EVM and BMR. Officer
Weilheimer	the Trust and	the Trust since	of 24 registered investment companies
2/11/61	President of BIP	2006 and of BIP	managed by EVM or BMR.
since 2002

William J. Austin,	Treasurer of	Since 2002(2)	Vice President of EVM and BMR. Officer
Jr.	LCVP and UP		of 52 registered investment companies
12/27/51			managed by EVM or BMR.

Barbara E.	Treasurer of the	Since 2005(2)	Vice President of EVM and BMR. Officer
Campbell	Trust		of 170 registered investment companies
6/19/57			managed by EVM or BMR.

22

	Position(s) with	Term of Office
Name and Date of	the Trust and	and Length of	Principal Occupation(s) During Past
Birth	Portfolios	Service	Five Years

Principal Officers who are not Trustees (continued)

Dan A. Maalouly	Treasurer of BIP	Since 2005	Vice President of EVM and BMR.
3/25/62			Previously, Senior Manager at
PricewaterhouseCoopers LLP (1997-
2005). Officer of 71 registered investment
companies managed by EVM or BMR.

Alan R. Dynner	Secretary	Since 1997	Vice President, Secretary and Chief Legal
10/10/40			Officer of BMR, EVM, EVD, EV and
EVC. Officer of 170 registered
investment companies managed by EVM
or BMR.

Paul M. O’Neil	Chief	Since 2004	Vice President of EVM and BMR. Officer
7/11/53	Compliance		of 170 registered investment companies
	Officer		managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	Prior to 2002, Mr. Austin served as Assistant Treasurer of LCVP and UP since 1993. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1997.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-225-6265.

23

Investment Adviser of Boston Income Portfolio, Large-Cap Value Portfolio and Utilities Portfolio Boston Management and Research

The Eaton Vance Building 255 State Street Boston, MA 02109

Administrator of Eaton Vance Capital & Income Strategies Fund Eaton Vance Management

The Eaton Vance Building 255 State Street Boston, MA 02109

Principal Underwriter Eaton Vance Distributors, Inc.

The Eaton Vance Building 255 State Street Boston, MA 02109 (617) 482-8260

Custodian Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116

Transfer Agent PFPC Inc. Attn: Eaton Vance Funds P.O. Box 9653 Providence, RI 02940-9653 (800) 262-1122

Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP

125 High Street Boston, MA 02110

Eaton Vance Capital & Income Strategies Fund The Eaton Vance Building 255 State Street Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2840-2/07	CISSRC

A n n u a l  R e p o r t  D e c e m b e r  3 1, 2 0 0 6

EATON VANCE EQUITY ASSET ALLOCATION FUND

IMPORTANT NOTICES REAGDRING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.
  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.
  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.
  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Equity Asset Allocation Fund as of December 31, 2006

The Fund

• The Fund’s objective is to seek total return. The Fund
   is structured as a “fund of funds” and pursues its
   objective by investing in a combination of six diversi-
   fied equity portfolios managed by Eaton Vance or its
   affiliates. The Fund seeks to maintain broad diver-
   sification and emphasize market sectors that Eaton
   Vance believes offer relatively attractive risk-adjusted
   return prospects based on its assessment of current
   and future market trends and conditions.

• The Fund commenced operations on December 29,
   2006. The Fund had no investment activity dur-
   ing the period from December 29, 2006 through
   December 31, 2006. As a result, management has no
   statement on performance, or market and economic
   conditions during the period.

Eaton Vance Equity Asset Allocation Fund	as of December 31, 2006

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
As of December 31, 2006

Assets

Receivable for Fund shares sold		$500,000
Unamortized offering costs		2,070
Receivable from the Administrator		2,828

Total assets		$504,898

Liabilities

Estmated offering costs payable		$2,070
Accrued expenses		2,828

Total liabilities		$4,898

Net Assets		$500,000

Sources of Net Assets

Paid-in capital		$500,000

Total		$500,000

Class A Shares

Net Assets		$480,000
Shares Outstanding		48,000
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)		$10.00
Maximum Offering Price Per Share
(100 ÷ 94.25 of $10.00)		$10.61

Class C Shares

Net Assets		$10,000
Shares Outstanding		1,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)		$10.00

Class I Shares

Net Assets		$10,000
Shares Outstanding		1,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)		$10.00

On sales of $50,000 or more, the offering price of Class A is reduced.

See notes to financial statements 2

Eaton Vance Equity Asset Allocation Fund	as of December 31, 2006
FINANCIAL STATEMENTS CONT'D
Statement of Operations
Period Ended December 31, 2006 (1)

Investment Income

Total investment income		$--

Expenses

Administration fee		$6
Distribution and service fees
Class A		10
Class C		1
Legal and accounting services		2,775
Registration fees		53

Total expenses		$2,845

Deduct --
Reduction of distribution and service fees		$11
Reduction of administration fee		6
Allocation of expenses to the Administrator		2,828

Total expense reductions		$2,845

Net expenses		$0

Net investment income		$(0)

Realized and Unrealized Gain (Loss)

Net realized gain		$--

Net change in unrealized appreciation (depreciation)		$--

Net realized and unrealized gain		$--

Net increase in net assets from operations		$(0)

(1) For the period from the start of business, December 29, 2006 to December 31, 2006.

See notes to financial statements 3

Eaton Vance Equity Asset Allocation Fund	as of December 31, 2006
FINANCIAL STATEMENTS CONT'D
Statement of Changes in Net Assets

		Period Ended
Increase (Decrease) in Net Assets		12/31/2006 (1)

From operations --
Net investment income		$--
Net realized gain (loss) on investments		--
Net change in unrealized appreciation (depreciation) from investments		--

Net increase in net assets from operations		$--

Transactions in shares of beneficial interest --
Proceeds from sale of shares
Class A		$480,000
Class B		10,000
Class C		10,000

Net increase in net assets from Fund share transactions		$500,000

Net increase in net assets		$500,000

Net Assets

At beginning of year		$--

At end of year		$500,000

(1) For the period from the start of business, December 29, 2006 to December 31, 2006.

See notes to financial statements 4

Eaton Vance Equity Asset Allocation Fund	as of December 31, 2006

FINANCIAL STATEMENTS
Financial Highlights

Class A

Period Ended December 31,

2006 (1)(2)

Net asset value -- Beginning of period		$10.000

Income (loss) from operations

Net investment income (loss)		$--
Net realized and unrealized gain (loss)		--

Total income (loss) from operations		$--

Net asset value -- End of period		$10.000

Total Return (3)		--

Ratios/Supplemental Data

Net assets, end of period (000's omitted)		$480
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction (4)		--
Expenses after custodian fee reduction (4)		--
Net investment income (loss)		--
Portfolio Turnover		--

(1)	Net investment income (loss) per share was computed using average shares outstanding.

(2)	Class A commenced operations on December 29, 2006.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, and the administrator subsidized certain operating expenses (equal to 69.21% of average daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006. daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006).

See notes to the financial statements

Eaton Vance Equity Asset Allocation Fund	as of December 31, 2006

FINANCIAL STATEMENTS CONT'D
Financial Highlights

Class C

Period Ended December 31,

2006 (1)(2)

Net asset value -- Beginning of period		$10.000

Income (loss) from operations

Net investment income (loss)		$--
Net realized and unrealized gain (loss)		--

Total income (loss) from operations		$--

Net asset value -- End of period		$10.000

Total Return (3)		--

Ratios/Supplemental Data

Net assets, end of period (000's omitted)		$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction (4)		--
Expenses after custodian fee reduction (4)		--
Net investment income (loss)		--
Portfolio Turnover		--

(1)	Net investment income (loss) per share was computed using average shares outstanding.

(2)	Class C commenced operations on December 29, 2006.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, and the administrator subsidized certain operating expenses (equal to 69.96% of average daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006. daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006).

See notes to the financial statements

Eaton Vance Equity Asset Allocation Fund	as of December 31, 2006

FINANCIAL STATEMENTS CONT'D
Financial Highlights

Class I

Period Ended December 31,

2006 (1)(2)

Net asset value -- Beginning of period		$10.000

Income (loss) from operations

Net investment income (loss)		$--
Net realized and unrealized gain (loss)		--

Total income (loss) from operations		$--

Net asset value -- End of period		$10.000

Total Return (3)		--

Ratios/Supplemental Data

Net assets, end of period (000's omitted)		$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction (4)		--
Expenses after custodian fee reduction (4)		--
Net investment income (loss)		--
Portfolio Turnover		--

(1)	Net investment income (loss) per share was computed using average shares outstanding.

(2)	`

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, and the administrator subsidized certain operating expenses (equal to 68.96% of average daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006. daily net assets for the period from the start of business, December 29, 2006 to December 31, 2006).

See notes to the financial statements

Eaton Vance Equity Asset Allocation Fund a s o f D e c e m b e r 3 1, 2 0 0 6 N O T E S T O F I N A N C I A L S T A T E M E N T S

1 Significant Accounting Policies

Eaton Vance Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust) and commenced operations on December 29, 2006. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charged imposed at the time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (See Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and other class-specific expenses. The Fund intends to invest all of its investable assets in the following six equity portfolios managed by Eaton Vance or its affiliates: Growth Portfolio, International Equity Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio and SMID-Cap Portfolio (the Portfolios). Each Portfolio is organized as a New York trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations — The valuation policy of each Portfolio is as follows: securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolios for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

E Offering Costs — Offering costs incurred by the Fund are will be amortized to expense over twelve months.

E Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

G Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are determined on the basis of identified cost.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended
December 31, 2006 (1)

Sales	48,000

Net Increase	48,000

Class C	Period Ended
December 31, 2006 (1)

Sales	1,000

Net Increase	1,000

Class I	Period Ended
December 31, 2006 (1)

Sales	1,000

Net Increase	1,000

(1) Class A, Class C, and Class I commenced operations on December 29, 2006

At December 31, 2006, Eaton Vance Management owned 100% of the outstanding shares of Class A, Class C and Class I of the Fund.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annualized) of average daily net assets of the Fund up to $500 million that are invested directly in securities. On net assets of $500 million and over that are invested directly in securities, the annual fee is reduced. To the extent Fund assets are invested in the Portfolios, the Fund is allocated its share of the advisory fee paid by each Portfolio in which it invests. The Fund’s allocated portion of the advisory fees paid by the Portfolios totaled $0 for the period from the start of business, December 29, 2006 to December 31, 2006. For the period from the start of business, December 29, 2006 to December 31, 2006, the advisory fee paid directly by the Fund amounted to $0. An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, December 29, 2006 to December 31, 2006, the administration fee amounted to $6, all of which was waived. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the period from the start of business, December 29, 2006 to December 31, 2006, EVM received $0 in sub-transfer agent fees. Pursuant to a voluntary expense reimbursement, the administrator was allocated $2,828 of the Fund’s operating expenses for the period from the start of business, December 29, 2006 to December 31, 2006.

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

5 Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund’s average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period from the start of business, December 29, 2006 to December 31, 2006 amounted to $10 for Class A shares, all of which was waived. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act (the Plan). The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund’s average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $1 for Class C shares to or payable to EVD for the period from the start of business, December 29, 2006 to December 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class C shares, all of which was waived. At December 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,000 for Class C shares. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to Class C. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended December 31, 2006 amounted to less than $1 for Class C shares, all of which was waived.

[6] Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSCs received on Class C shares when no Uncovered Distribution Charges exist will be credited to the Fund. EVD did not receive any CDSC paid by shareholders for Class A and Class C shares for the period from the start of business, December 29, 2006 to December 31, 2006.

7 Investment Transactions

Increases and decreases in the Fund’s investment in the Portfolios aggregated $0 and $0, respectively, for the period from the start of business, December 29, 2006 to December 31, 2006.

8 Recently Issued Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 (‘‘FIN 48’’), as required. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce the Fund's net assets. Management has concluded that as of December 31, 2006, there are no uncertain tax positions.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (“FAS 157”) “Fair Value Measurements”. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Eaton Vance Equity Asset Allocation Fund as o f December 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Equity Asset Allocation Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Equity Asset Allocation Fund (the “Fund”) (one of the series of Eaton Vance Special Investment Trust), as of December 31, 2006, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the commencement of operations, December 29, 2006 to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Equity Asset Allocation Fund as of December 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period from the commencement of operations, December 29, 2006 to December 31, 2006 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts February 16, 2007

Eaton Vance Equity Asset Allocation Fund
Board of Trustees’ Annual Approval of the
Investment Advisory Agreement

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on November 13, 2006, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement, of the Eaton Vance Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board noted that the Fund is structured as a fund-of-funds, and will invest principally in Growth Portfolio, International Equity Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio and SMID-Cap Portfolio (the “Underlying Funds”), although it has the authority to invest directly in other securities if desired. Each of the Underlying Funds is advised by Boston Management and Research (“BMR”), an affiliate of the Adviser. The International Equity Portfolio is sub-advised by Eagle Global Advisors, L.L.C. (“Eagle”) and the SMID-Cap Portfolio is sub-advised by Atlanta Capital Management, LLC (“Atlanta Capital” and, together with Eagle, the “Sub-advisers”). Atlanta Capital is an affiliate of the Adviser. The Board reviewed information furnished for the November 2006 meeting as well as information previously furnished with respect to the approval of other investment advisory and sub-advisory agreements for other Eaton Vance Funds, including the Underlying Funds. Such information included, among other things, the following:

Information about Fees, Underlying Fund Performance and Expenses

  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
  An independent report comparing the investment performance of the Underlying Funds to the investment performance of comparable funds over various time periods;
  Data regarding investment performance of the Underlying Funds in comparison to relevant peer groups of funds and appropriate indices;
  Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

  Descriptions of the investment management services to be provided to the Fund and the Underlying Funds, including the investment strategies and processes to be employed;
  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation both for the Fund, in the event the Fund chooses to invest directly, and by BMR and the Sub-advisers for the Underlying Funds, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Funds’ and the

  Underlying Funds’ brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
  The procedures and processes to be used to determine the fair value of Fund and Underlying Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser, BMR, and the Sub-advisers

  Reports detailing the financial results and condition of the Adviser;
  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and Underlying Funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
  Copies of the Codes of Ethics of the Adviser and its affiliates together with information relating to compliance with and the administration of such codes;
  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
  Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator); and
  The terms of the advisory and sub-advisory agreements of the Fund and of the Underlying Funds

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and to the Underlying Funds by BMR and the Sub-advisers.

The Board considered each of the Adviser’s, BMR’s, and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds and by the Fund, including the education, experience and number of its respective investment professionals and other personnel who provide portfolio management, investment research, and similar services to any Underlying Fund, as applicable, or the Fund. The Board noted the Adviser’s and BMR’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. The Board further noted that the Adviser would be deciding the allocation of assets among the Underlying Funds and, potentially, other assets.

The Board reviewed the compliance programs of the Adviser, BMR and the Sub-advisers. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record. However, the Board had previously reviewed comparative performance data for the Underlying Funds in connection with the annual review of the advisory contracts for the Underlying Funds that last concluded in April of 2006 and will be reviewing performance of the Underlying Funds in connection with the annual advisory contract review for those Funds. The Board concluded that it would be appropriate to consider the performance of the Underlying Funds as part of the upcoming contract review process.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative services fee rates, to be payable by the Fund, directly or indirectly through the Underlying Funds (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated expense ratio for a one-year period. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests in directly, the advisory fee would approximate the fee to be earned on the expected allocation among the Underlying Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, BMR and the Sub-advisers, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The

Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

Eaton Vance Equity Asset Allocation Fund Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust), Growth Portfolio (GP), International Equity Portfolio (IEP), Large-Cap Growth Portfolio (LCGP), Large-Cap Value Portfolio (LCVP), Small-Cap Growth Portfolio (SCGP) and SMID-Cap Portfolio (SMIDP) (the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., “Atlanta Capital” refers to Atlanta Capital Management Company, LLC, “Eagle” refers to Eagle Global Advisors, L.L.C. and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of
	Position(s)			Portfolios in
	with the	Term of		Fund	Other
Name and	Trust and	Office and	Principal Occupation(s)	Complex	Directorships
Date of Birth	Portfolios	Length of	During Past Five Years	Overseen By	Held
		Service		Trustee(1)

Interested Trustee

James B.	Trustee of	Trustee of	Chairman and Chief	170	Director of
Hawkes	the Trust	the Trust	Executive Officer of		EVC
11/9/41	and	since 1989;	EVC, BMR, EVM and
	Portfolios	of GP and	EV; Director of EV;
	and	LCVP	Vice President and
	President of	since 1992;	Director of EVD.
	SMIDP	of SCGP	Trustee and/or officer
		since 2000;	of 170 registered
		of SMIDP	investment companies
		since 2001;	in the Eaton Vance
		of LCGP	Fund Complex. Mr.
		since 2002	Hawkes is an interested
		and of IEP	person because of his
		since 2006.	positions with BMR,
		President of	EVM, EVC and EV,
		SMIDP	which are affiliates of
		since 2001.	the Trust and
Portfolios.

Number of
	Position(s)			Portfolios in
	with the	Term of		Fund	Other
Name and	Trust and	Office and	Principal Occupation(s)	Complex	Directorships
Date of Birth	Portfolios	Length of	During Past Five Years	Overseen By	Held
		Service		Trustee(1)

Noninterested Trustee(s)

Benjamin C.	Trustee	Since 2005	Roy and Elizabeth	170	None
Esty		(except	Simmons Professor
1/2/63		since 2006	Business
		for IEP)	Administration,
Harvard University
Graduate School of
Business
Administration (since
2003). Formerly,
Associate Professor,
Harvard University
Graduate School of
Business
Administration (2000-
2003).

Samuel L.	Trustee and	Trustee of	Jacob H. Schiff Professor	170	Director of
Hayes, III	Chairman	the Trust	of Investment Banking		Tiffany & Co.
2/23/35	of the	since 1989;	Emeritus, Harvard		(specialty
	Board	of LCVP	University Graduate		retailer)
		since 1992;	School of Business
		of GP since	Administration. Director
		1993; of	of Yakima Products, Inc.
		SCGP since	(manufacturer of
		2000; of	automotive accessories)
		SMIDP	(since 2001) and Director
		since 2001;	of Telect, Inc.
		of LCGP	(telecommunications
		since 2002;	services company).
of IEP since
2006 and
Chairman of
the Board
since 2005

Number of
	Position(s)			Portfolios
	with the	Term of		in Fund	Other
Name and Date	Trust and	Office and	Principal Occupation(s)	Complex	Directorships
of Birth	Portfolios	Length of	During Past Five Years	Overseen	Held
		Service		By
Trustee(1)

Noninterested Trustees (continued)

William H.	Trustee	Since 2003	Vice Chairman,	170	None
Park		(except	Commercial Industrial
9/19/47		since 2006	Finance Corp. (specialty
		for IEP)	finance company) (since
2006). Formerly,
President and Chief
Executive Officer, Prizm
Capital Management, LLC
(investment management
firm) (2002-2005).
Formerly, Executive Vice
President and Chief
Financial Officer, United
Asset Management
Corporation (a holding
company owning
institutional investment
management firms) (1982-
2001).

Ronald A.	Trustee	Since 2003	Professor of Law,	170	None
Pearlman		(except	Georgetown University
7/10/40		since 2006	Law Center
for EIP)

Norton H.	Trustee	Trustee of	President, Chief Executive	170	None
Reamer		the Trust	Officer and a Director of
9/21/35		since 1989;	Asset Management Finance
		of LCVP	Corp. (a specialty finance
		since 1993;	company serving the
		of GP since	investment management
		1995; of	industry) (since October
		SCGP since	2003). President, Unicorn
		2000; of	Corporation (an investment
		SMIDP	and financial advisory
		since 2001;	services company) (since
		of LCGP	September 2000). Formerly,
		since 2002	Chairman and Chief
		and of IEP	Operating Officer, Hellman,
		since 2006	Jordan Management Co., Inc.
(an investment management
company) (2000-2003).
Formerly, Advisory Director
of Berkshire Capital
Corporation (investment
banking firm) (2002-2003).

Number of
	Position(s)			Portfolios in
	with the	Term of		Fund	Other
Name and	Trust and	Office and	Principal Occupation(s)	Complex	Directorships
Date of Birth	Portfolios	Length of	During Past Five Years	Overseen By	Held
		Service		Trustee(1)

Noninterested Trustees (continued)

Lynn A. Stout	Trustee	Trustee of	Professor of Law,	170	None
9/14/57		the Trust,	University of California at
		GP and	Los Angeles School of
		LCVP since	Law.
1998; of
SCGP since
2000; of
SMIDP
since 2001;
of LCGP
since 2002
and of IEP
since 2006

Ralph F. Verni	Trustee	Since 2005	Consultant and private	170	None
1/26/43		(except	investor.
since 2006
for IEP)

Principal Officers who are not Trustees
		Position(s) with	Term of Office
Name and Date of		the Trust and	and Length of	Principal Occupation(s) During Past
Birth		Portfolios	Service	Five Years

Thomas E. Faust Jr.		President of the	President of the	President of EVC, EVM, BMR and EV
5/31/58		Trust and Vice	Trust since 2002	and Director of EVC. Chief Investment
		President of	and Vice President	Officer of EVC, EVM and BMR.
		SMIDP	of SMIDP since	Officer of 71 registered investment
			2001	companies and 5 private investment
companies managed by EVM or BMR.

Edward R. Allen, III	Vice President of IEP		Since 2006	Partner and Chairman of the International Investment Committee of Eagle. Officer of 3 registered investment companies managed by Eaton Vance or BMR.
7/5/60

William O. Bell, IV	Vice President of		Since 2004	Vice President of Atlanta Capital.
7/26/73		SMIDP		Officer of 2 registered investment
companies managed by EVM or BMR.

Arieh Coll	Vice President of		Since 2000	Vice President of EVM and BMR.
11/9/63		GP		Officer of 4 registered investment
companies managed by EVM or BMR.

	Position(s) with	Term of Office
Name and Date of	the Trust and	and Length of	Principal Occupation(s) During Past
Birth	Portfolios	Service	Five Years

Principal Officers who are not Trustees (continued)

J. Scott Craig	Vice President of	Since 2006	Vice President of EVM and BMR since
3/15/63	the Trust		January 2005. Previously, he was
Director – Real Estate Equities and
REIT Portfolio Manager at The
Northwestern Mutual Life Insurance
Company (1992-2004). Officer of 15
registered investment companies
managed by EVM or BMR.

Gregory R. Greene	Vice President of	Since 2006	Managing Director of Fox. Officer of
11/13/66	the Trust		16 registered investment companies
managed by EVM or BMR.

William R.	Vice President of	Since 2001	Managing Partner and member of the
Hackney, III	SMIDP		Executive Committee of Atlanta Capital.
4/12/48			Officer of 3 registered investment
companies managed by EVM or BMR.

W. Matthew	Vice President of	Since 2004	Vice President of Atlanta Capital.
Hereford	SMIDP		Previously, Portfolio Manager with
6/21/72			INVESCO (1998-2002). Officer of 1
registered investment company managed
by EVM or BMR.

Thomas N. Hunt, III	Vice President of	Since 2006	Partner of Eagle. Officer of 3 registered
11/6/64	IEP		investment companies managed by
EVM or BMR.

Elizabeth S. Kenyon	Vice President of	Since 2006	Vice President of EVM and BMR.
9/8/59	the Trust		Officer of 17 registered investment
companies managed by EVM or BMR.

Duke E. Laflamme	Vice President of	Since 2001	Vice President of EVM and BMR.
7/8/69	the Trust		Officer of 16 registered investment
companies managed by EVM or BMR.

Thomas H. Luster	Vice President of	Since 2002	Vice President of EVM and BMR.
4/8/62	the Trust		Officer of 45 registered investment
companies managed by EVM or BMR.

Michael R. Mach	Vice President of	Vice President of	Vice President of EVM and BMR.
7/15/47	the Trust and	the Trust since	Officer of 51 registered investment
	LCVP	2006 and of LCVP	companies managed by EVM or BMR.
since 1999

	Position(s) with	Term of Office
Name and Date of	the Trust and	and Length of	Principal Occupation(s) During Past
Birth	Portfolios	Service	Five Years

Principal Officers who are not Trustees (continued)

Robert J. Milmore	Vice President of	Since 2006	Assistant Vice President of Fox.
4/3/69	the Trust		Previously, Manager of International
Treasury of Cendant Corporation (2001-
2005). Officer of 16 registered
investment companies managed by
EVM or BMR.

Lewis R. Piantedosi	Vice President of	Since 2002	Vice President of EVM and BMR.
8/10/65	LCGP		Officer of 5 registered investment
companies managed by EVM or BMR.

Charles B. Reed	Vice President of	Since 2001	Vice President of Atlanta Capital.
10/9/65	SMIDP		Officer of 1 registered investment
company managed by EVM or BMR.

Duncan W.	Vice President of	Vice President of	Executive Vice President and Chief
Richardson	the Trust and	the Trust since	Equity Investment Officer of EVC,
10/26/57	President of GP,	2006 and President	EVM and BMR. Officer of 71
	IEP, LCGP,	of GP, IEP, LCGP,	registered investment companies
	LCVP and SCGP	LCVP and SCGP	managed by EVM or BMR.
since 2002

Judith A. Saryan	Vice President of	Since 2006	Vice President of EVM and BMR.
8/21/54	the Trust		Officer of 50 registered investment
companies managed by EVM or BMR.

Nancy B. Tooke	Vice President of	Since 2006	Vice President of EVM and BMR.
10/25/46	SCGP		Previously, Senior Managing Director
and small- and mid-cap core portfolio
manager with ForstmannLeff Associates
(2004-2006). Previously, Executive
Vice President and portfolio manager
with Schroder Investment Management
North America, Inc. (1994-2004).
Officer of 3 registered investment
companies managed by EVM or BMR.

Michael W.	Vice President of	Since 2006	Vice President of EVM and BMR.
Weilheimer	the Trust		Officer of 24 registered investment
2/11/61			companies managed by EVM or BMR.

William J. Austin,	Treasurer of GP,	Since 2002(2)	Vice President of EVM and BMR.
Jr.	LCVP, and SCGP		Officer of 52 registered investment
12/27/51			companies managed by EVM or BMR.

Kristin S. Anagnost	Treasurer of IEP	Treasurer of	Assistant Vice President of EVM and BMR.
6/12/65	and SMIDP	SMIDP since 2002	Officer of 52 registered investment
		and of IEP since	companies managed by EVM or BMR.
2006(2)

	Position(s) with	Term of Office
Name and Date of	the Trust and	and Length of	Principal Occupation(s) During Past
Birth	Portfolios	Service	Five Years

Principal Officers who are not Trustees (continued)

Barbara E.	Treasurer of the	Since 2005(2)	Vice President of EVM and BMR.
Campbell	Trust		Officer of 170 registered investment
6/19/57			companies managed by EVM or BMR.

Alan R. Dynner	Secretary	Secretary of the	Vice President, Secretary and Chief
10/10/40		Trust, GP and	Legal Officer of BMR, EVM, EVD, EV
		LCVP since 1997;	and EVC. Officer of 170 registered
		of SCGP since	investment companies managed by
		2000; of SMIDP	EVM or BMR.
since 2001; of
LCGP since 2002
and of IEP since
2006

Michelle A. Green	Treasurer of	Since 2002	Vice President of EVM and BMR.
8/25/69	LCGP		Officer of 63 registered investment
companies managed by EVM or BMR.

Paul M. O’Neil	Chief Compliance	Since 2004 (except	Vice President of EVM and BMR.
7/11/53	Officer	since 2006 for	Officer of 170 registered investment
		IEP)	companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	Prior to 2002, Mr. Austin served as Assistant Treasurer of GP and LCVP since 1993, SCGP since 2000 and Ms. Anagnost served as Assistant Treasurer of SMIDP since 2001. Prior to 2005, Ms.

Campbell served as Assistant Treasurer of the Trust since 1997.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-225-6265.

Investment Adviser of
Growth Portfolio, International Equity Portfolio, Large-Cap Growth Portfolio,
Large-Cap Value Portfolio, Small-Cap Growth Portfolio and SMID-Cap Portfolio
Boston Management and Research

The Eaton Vance Building 255 State Street Boston, MA 02109

Administrator of Eaton Vance Equity Asset Allocation Fund Eaton Vance Management

The Eaton Vance Building 255 State Street Boston, MA 02109

Principal Underwriter Eaton Vance Distributors, Inc.

The Eaton Vance Building 255 State Street Boston, MA 02109 (617) 482-8260

Custodian Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116

Transfer Agent PFPC Inc. Attn: Eaton Vance Funds P.O. Box 9653 Providence, RI 02940-9653 (800) 262-1122

Independent Registered Public Accounting Firm Deloitte & Touche LLP

200 Berkeley Street Boston, MA 02116-5022

Eaton Vance Equity Asset Allocation Fund The Eaton Vance Building 255 State Street Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2841-2/07	EAASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services (a) –(d)

Eaton Vance Balanced Fund, Eaton Vance Capital & Income Strategies Fund, Eaton Vance Emerging Markets Fund, Eaton Vance Equity Asset Allocation Fund, Eaton Vance Greater India Fund, Eaton Vance Institutional Short Term Income Fund, Eaton Vance Institutional Short Term Treasury Fund, Eaton Vance Investment Grade Income Fund, Eaton Vance Large-Cap Growth Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Real Estate Fund, Eaton Vance Small-Cap Growth Fund, Eaton Vance Small-Cap Value Fund, Eaton Vance Special Equities Fund, Eaton Vance Utilities Fund (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended December 31, 2005 and December 31, 2006 or for those Funds which have not completed two years of operations, for such fiscal periods as indicated on the following tables, by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Balanced Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$27,900	$30,600
Audit-Related Fees(1)	0	0
Tax Fees(2)	$14,650	$15,550
All Other Fees(3)	0	0

Total	$42,550	$46,150

Eaton Vance Capital & Income Strategies Fund
Fiscal Years Ended	*12/31/06

Audit Fees	$2,000
Audit-Related Fees(1)	0
Tax Fees(2)	$2,500
All Other Fees(3)	0

Total	$4,500

* For the period from commencement of operations on December 29, 2006 to December 31, 2006

Eaton Vance Emerging Markets Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$9,830	$10,180
Audit-Related Fees(1)	0	0
Tax Fees(2)	$5,565	$5,775
All Other Fees(3)	0	0

Total	$15,395	$15,955

Eaton Vance Equity Asset Allocation Fund
Fiscal Years Ended	*12/31/06

Audit Fees	$2,000
Audit-Related Fees(1)	0
Tax Fees(2)	$1,550
All Other Fees(3)	0

Total	$3,550

* For the period from commencement of operations on December 29, 2006 to December 31, 2006

Eaton Vance Greater India Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$10,840	$12,030
Audit-Related Fees(1)	0	0
Tax Fees(2)	$5,565	$5,775
All Other Fees(3)	0	0

Total	$16,405	$17,805

Eaton Vance Institutional Short Term Income Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$24,515	$31,680
Audit-Related Fees(1)	0	0
Tax Fees(2)	$5,670	$5,885
All Other Fees(3)	0	0

Total	$30,185	$37,565

Eaton Vance Institutional Short Term Treasury Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$20,110	$20,860
Audit-Related Fees(1)	0	0
Tax Fees(2)	$5,880	$6,100
All Other Fees(3)	0	0

Total	$25,990	$26,960

Eaton Vance Large-Cap Growth Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$8,720	$9,020
Audit-Related Fees(1)	0	0
Tax Fees(2)	$6,090	$6,320
All Other Fees(3)	0	0

Total	$14,810	$15,340

Eaton Vance Large Cap Value Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$22,600	$24,700
Audit-Related Fees(1)	0	0
Tax Fees(2)	$12,675	$13,450
All Other Fees(3)	0	0

Total	$35,275	$38,150

Eaton Vance Real Estate Fund
Fiscal Years Ended	*12/31/06

Audit Fees	$5,000
Audit-Related Fees(1)	0
Tax Fees(2)	$4,500
All Other Fees(3)	0

Total	$9,500

* For the period from commencement of operations on April 26, 2006 to December 31, 2006

Eaton Vance Small-Cap Growth Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$22,300	$24,400
Audit-Related Fees(1)	0	0
Tax Fees(2)	$13,725	$14,550
All Other Fees(3)	0	0

Total	$36,025	$38,950

Eaton Vance Small-Cap Value Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$19,120	$19,830
Audit-Related Fees(1)	0	0
Tax Fees(2)	$6,090	$6,320
All Other Fees(3)	0	0

Total	$25,210	$26,150

Eaton Vance Special Equities Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$22,300	$24,400
Audit-Related Fees(1)	0	0
Tax Fees(2)	$9,775	$10,375
All Other Fees(3)	0	0

Total	$32,075	$34,775

Eaton Vance Utilities Fund
Fiscal Years Ended	12/31/05	12/31/06

Audit Fees	$22,300	$24,400
Audit-Related Fees(1)	0	0
Tax Fees(2)	$9,725	$10,300
All Other Fees(3)	0	0

Total	$32,025	$34,700

1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table represents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series’ respective principal accountant for the last fiscal year of each Series.

Fiscal Years Ended		12/31/05	12/31/06

	PricewaterhouseCoopers	Deloitte & Touche	PricewaterhouseCoopers	Deloitte & Touche
	LLP	LLP	LLP	LLP
Audit Fees	$117,400	$93,135	$130,500	$ 122,680
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$60,550	$34,860	$66,675	$ 42,225

All Other Fees	$0	$0	$0	$0

Total	$ 177,950	$ 127,995	$ 197,175	$ 164,905

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended December 31, 2005 and December 31, 2006, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series’ respective principal accountant for the last 2 fiscal years of each Series.

Fiscal Years Ended	12/31/05		12/31/06

	PricewaterhouseCoopers	Deloitte & Touche	PricewaterhouseCoopers	Deloitte & Touche
	LLP	LLP	LLP	LLP
Registrant(1)	$60,550	$34,860	$66,675	$42,225
Eaton Vance(2)	$61,422	$179,500	$100,698	$69,600

(1)	Includes all of the Series of the Trust.

(2)	During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.

Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountants of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants’ independence.

Item 5. Audit Committee of Listed registrants Not required in this filing. Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes. Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President

Date:	February 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 16, 2007

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President

Date:	February 16, 2007